GOODWILL - Changes in Goodwill (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in goodwill
Goodwill at beginning of the year	R$ 10,825,148	R$ 11,634,464	R$ 12,427,527
Acquisition of company	116,396
Foreign exchange effect	2,911,570	(809,316)	(793,063)
Goodwill at end of the year	13,853,114	10,825,148	11,634,464
Gross carrying amount
Changes in goodwill
Goodwill at beginning of the year	20,367,808	21,745,547	23,340,880
Acquisition of company	116,396
Foreign exchange effect	5,348,256	(1,377,739)	(1,595,333)
Goodwill at end of the year	25,832,460	20,367,808	21,745,547
Accumulated impairment losses
Changes in goodwill
Goodwill at beginning of the year	(9,542,660)	(10,111,083)	(10,913,353)
Foreign exchange effect	(2,436,686)	568,423	802,270
Goodwill at end of the year	R$ (11,979,346)	R$ (9,542,660)	R$ (10,111,083)